UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Common Class A [Member] Common Stock [Member] CNY (¥) shares	Common Class B [Member] Common Stock [Member] CNY (¥) shares	Parent [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2019			¥ (1,547,512)	¥ 7		¥ 255,288	¥ (1,802,807)		¥ 11,852	¥ (1,535,660)
Beginning balance (in shares) at Dec. 31, 2019 | shares				238,591,421
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss										(440,004)
Share-based compensation			11,410			11,410				11,410
Accretion of redeemable convertible preferred shares			(101,286)			(101,286)				(101,286)
Foreign currency translation adjustments, net of nil income taxes			1,497					¥ 1,497		1,497
Ending balance at Dec. 31, 2020			(2,075,550)	¥ 7		165,412	(2,242,466)	1,497	11,507	(2,064,043)
Ending balance (in shares) at Dec. 31, 2020 | shares				238,591,421
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss										(1,176,758)
Accretion of redeemable non-controlling interests			(1,306)				(1,306)			(1,306)
Deconsolidation of a subsidiary									14,335	14,335
Share-based compensation			163,481			163,481				163,481
Accretion of redeemable convertible preferred shares			(243,564)			(247,580)	4,016			(243,564)
Re-designation of ordinary shares into Series A Preferred Shares			(81,208)			(81,208)				(81,208)
Re-designation of ordinary shares to Series A Preferred Shares (in shares) | shares				(2,343,309)
Contribution from non-controlling shareholders			(105)			(105)			202,105	202,000
Foreign currency translation adjustments, net of nil income taxes			4,551					4,551		4,551
Ending balance at Dec. 31, 2021			(4,097,326)	¥ 7			(4,103,381)	6,048	197,280	(3,900,046)
Ending balance (in shares) at Dec. 31, 2021 | shares				231,237,692	5,010,420
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss			(581,481)				(581,481)		(12,713)	(594,194)
Accretion of redeemable non-controlling interests			(714)				(714)			(714)
Deconsolidation of a subsidiary									7,178	7,178
Reissuance of ordinary shares (in shares) | shares				5,010,420	(5,010,420)
Share-based compensation			195,037			195,037				195,037
Accretion of redeemable convertible preferred shares			(177,842)			(177,842)				(177,842)
Deemed distribution to shareholders in the Restructuring			(61,921)				(61,921)			(61,921)
Foreign currency translation adjustments, net of nil income taxes			(214,315)					(214,315)		(214,315)
Ending balance at Jun. 30, 2022			(4,938,562)	¥ 7		17,195	(4,747,497)	(208,267)	191,745	(4,746,817)
Ending balance (in shares) at Jun. 30, 2022 | shares				236,248,112
Beginning balance at Dec. 31, 2021			(4,097,326)	¥ 7			(4,103,381)	6,048	197,280	(3,900,046)
Beginning balance (in shares) at Dec. 31, 2021 | shares				231,237,692	5,010,420
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss										(1,607,146)	$ (221,634)
Accretion of redeemable non-controlling interests			(714)				(714)			(714)	(98)
Share-based compensation			725,651			725,651				725,651
Accretion of redeemable convertible preferred shares			(354,878)			(354,878)				(354,878)	(48,940)
Foreign currency translation adjustments, net of nil income taxes			(391,934)					(391,934)		(391,934)	(54,050)
Ending balance at Dec. 31, 2022	¥ 9	¥ 1	(196,396)			5,919,660	(5,730,180)	(385,886)	161,940	(34,456)	(4,752)
Ending balance (in shares) at Dec. 31, 2022 | shares	288,434,474	48,960,916
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss			(380,586)				(380,586)		(30,741)	(411,327)
Share-based compensation			52,226			52,226				52,226
Foreign currency translation adjustments, net of nil income taxes			48,996					48,996		48,996	6,757
Ending balance at Jun. 30, 2023	¥ 9	¥ 1	¥ (475,760)			¥ 5,971,886	¥ (6,110,766)	¥ (336,890)	¥ 131,199	¥ (344,561)	$ (47,517)
Ending balance (in shares) at Jun. 30, 2023 | shares	288,434,474	48,960,916